PROPERTY, PLANT AND EQUIPMENT - Summaries of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 2,154.0	$ 1,943.3
Additions	107.6	290.6
Acquisition through business combinations	8.5	0.8
Disposals	(4.0)	(0.7)
Depreciation	(154.8)	(145.6)
Impairment	(76.7)	(1.8)
Transfers and others	86.1	13.0
Foreign currency exchange differences	(151.3)	54.4
Property, plant and equipment, end	1,969.4	2,154.0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	3,167.6
Property, plant and equipment, end	3,079.0	3,167.6
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(1,013.6)
Property, plant and equipment, end	(1,109.6)	(1,013.6)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	262.8	241.7
Additions	16.2	31.0
Acquisition through business combinations	0.3	0.1
Disposals	0.0	(0.1)
Depreciation	(19.8)	(17.7)
Impairment	0.0	0.0
Transfers and others	36.1	2.2
Foreign currency exchange differences	(13.5)	5.6
Property, plant and equipment, end	282.1	262.8
Buildings and land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	490.0
Property, plant and equipment, end	513.8	490.0
Buildings and land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(227.2)
Property, plant and equipment, end	(231.7)	(227.2)
Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,569.3	1,450.3
Additions	13.4	27.3
Acquisition through business combinations	7.9	0.0
Disposals	(1.9)	(0.5)
Depreciation	(113.3)	(105.0)
Impairment	(76.7)	(1.8)
Transfers and others	145.3	155.0
Foreign currency exchange differences	(120.9)	44.0
Property, plant and equipment, end	1,423.1	1,569.3
Simulators | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	2,191.1
Property, plant and equipment, end	2,140.6	2,191.1
Simulators | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(621.8)
Property, plant and equipment, end	(717.5)	(621.8)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	51.4	51.5
Additions	13.4	13.9
Acquisition through business combinations	0.3	0.1
Disposals	(0.1)	0.0
Depreciation	(15.9)	(17.9)
Impairment	0.0	0.0
Transfers and others	1.4	2.8
Foreign currency exchange differences	(2.2)	1.0
Property, plant and equipment, end	48.3	51.4
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	203.1
Property, plant and equipment, end	192.9	203.1
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(151.7)
Property, plant and equipment, end	(144.6)	(151.7)
Aircraft
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	69.3	54.8
Additions	19.1	11.3
Acquisition through business combinations	0.0	0.6
Disposals	(0.4)	(0.1)
Depreciation	(5.8)	(5.0)
Impairment	0.0	0.0
Transfers and others	0.6	4.6
Foreign currency exchange differences	(6.7)	3.1
Property, plant and equipment, end	76.1	69.3
Aircraft | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	82.2
Property, plant and equipment, end	91.9	82.2
Aircraft | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(12.9)
Property, plant and equipment, end	(15.8)	(12.9)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	201.2	145.0
Additions	45.5	207.1
Acquisition through business combinations	0.0	0.0
Disposals	(1.6)	0.0
Depreciation	0.0	0.0
Impairment	0.0	0.0
Transfers and others	(97.3)	(151.6)
Foreign currency exchange differences	(8.0)	0.7
Property, plant and equipment, end	139.8	201.2
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	201.2
Property, plant and equipment, end	139.8	201.2
Assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	$ 0.0	$ 0.0